Third-party guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Third-party guarantees and commitments [Abstract]
Contractual obligations
The following table shows the breakdown of the third-party commitments and contractual obligations as of December 31, 2017 and 2016:

2017	Total	2018	2019 and 2020	2021 and 2022	Subsequent

Corporate debt	643,083	68,907	253,393	107,316	213,467
Loans with credit institutions (project debt)	4,628,289	215,117	457,853	539,466	3,415,853
Notes and bonds (project debt)	846,919	31,174	53,620	54,395	707,730
Purchase commitments	3,149,813	141,867	230,014	259,845	2,518,087
Accrued interest estimate during the useful life of loans	3,129,321	340,481	630,108	559,856	1,598,876

2016	Total	2017	2018 and 2019	2020 and 2021	Subsequent

Corporate debt	668,201	291,861	376,340	-	-
Loans with credit institutions (project debt)*	4,498,930	183,929	388,679	459,361	3,466,961
Notes and bonds (project debt)	831,538	27,225	49,422	48,740	706,151
Purchase commitments	2,894,146	136,032	263,398	246,904	2,247,812
Accrued interest estimate during the useful life of loans	3,356,750	332,408	617,852	543,927	1,862,563

*	According to contracted maturities.